Summary of Significant Accounting Policies (Policies)	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025
Summary of Significant Accounting Policies
Cash and Cash Equivalents
a)	Cash

Cash includes cash on hand, deposits held with banks, and when applicable, short-term, highly liquid deposits which are either cashable or with original maturities of less than three months. There are no cash equivalents as of November 2025. At times, the Company’s cash balance exceeds the federally insured limits. The total uninsured cash balance as of November 30, 2025 was $980,411 (November 30, 2024 — $Nil).

Fair Value of Financial Instruments
c)	Financial instruments measurements and fair value of financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets are classified and measured at fair value with subsequent changes in fair value recognized in either profit and loss as they arise unless restrictive criteria are met for classifying and measuring the asset at either amortized cost or fair value through other comprehensive income. Financial liabilities are measured at amortized costs unless they are elected to be or required to be measured at fair value through profit and loss.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred, and the Company has transferred all risks and rewards of ownership. Financial liabilities are derecognized when the obligations specified in the contract are discharged, cancelled, or expire.

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.

ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy that distinguishes between the following, based on the nature of the valuation inputs:

●	Level 1: quoted prices (unadjusted) for identical assets or liabilities in active markets;
●	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and,
●	Level 3: one or more significant inputs used in a valuation technique are unobservable in determining fair values of the asset or liability.

Determination of fair value and the resulting hierarchy requires the use of observable market data where available. The classification of an asset or liability in the hierarchy is based on the lowest level of input that is significant to the fair value measurement.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3.

Class A Ordinary Shares Subject to Possible Redemption
j)	Redeemable common stock

The Company accounts for its redeemable common stock in accordance with the guidance of ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Shares of common stock subject to mandatory redemption, if any, is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder, or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. Certain common stock of the Company features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, such redeemable common stock is presented at redemption value as mezzanine equity, outside of the stockholders’ equity (deficit) section of the Company’s balance sheets.

Net (Loss) Income per Ordinary Share
e)	Loss per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing profit or loss attributable to common equity holders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. The denominator is calculated by adjusting the shares issued at the beginning of the period by the number of shares issued or bought back during the period, multiplied by a time-weighting factor.

Diluted EPS is calculated by adjusting the earnings and number of shares for the effects of dilutive options and other dilutive potential units. The effects of anti-dilutive options and potential units are ignored in calculating diluted EPS. All options and potential units are considered anti-dilutive when the Company is in a loss position.

The Company had no anti-dilutive securities as of November 30, 2025 and 2024.

Income Taxes
d)	Income taxes

The Company’s tax provision consists of taxes currently payable or receivable, plus any change during the period in deferred tax assets and liabilities. The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that is it more likely than not that some portion of the deferred tax asset will not be realized.

During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. Accounting for income taxes requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if available evidence indicates it is more likely than not that the tax position will be fully sustained upon review by taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount with a greater than 50 percent likelihood of being realized upon ultimate settlement. For tax positions that are 50 percent or less likely of being sustained upon audit, the Company does not recognize any portion of that benefit in the financial statements. The Company is not aware of any issues under review that could result in significant payments, accruals or a material deviation from its position. The Company is subject to income tax examinations by taxing authorities for the tax years ended 2024 and 2025.

Recent Accounting Pronouncements
l)	Recent accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires an enhanced disclosure of segments on an annual and interim basis, including the title of the chief operating decision maker, significant segment expenses, and the composition of other segment items for each segment’s reported profit. The Company adopted ASU 2023-07 as of December 1, 2024, which had no material impact on the Company’s financial statements.

ASC 280, Segment Reporting (“ASC 280”), establishes standards for the way that public business enterprises report information about operating segments in their annual financial statements and requires that those enterprises report selected information about operating segments in interim financial reports. ASC 280 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The Company’s business segments are based on the organization structure used by the chief operating decision maker for making operating and investment decisions and for assessing performance. Our Chief Executive Officer, who is our chief operating decision maker, views the Company’s operations and manages its business in one operating segment, which is principally mineral exploration and development in North America.

CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC.

Principles of Consolidation

Principles of Consolidation

On September 19, 2025, Eagle Nuclear Energy Corp. was incorporated. Spring Valley Merger Sub II, Inc., a Nevada corporation, and Spring Valley Merger Sub III, Inc., a Cayman Islands exempted company, are wholly owned subsidiaries of New Eagle.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such an extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make a comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities during the reporting periods. Actual results could differ from those estimates.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of these consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of operating cash accounts and investments held in the Trust Account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2025 and 2024.

Cash and Investments Held in the Trust Account

Cash and Investments Held in the Trust Account

The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. In contrast, when the investments held in Trust Account are comprised of money market funds, these are recognized at fair value. Trading securities and investments in money market funds are presented on the consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in income from investments held in the Trust Account in the accompanying consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information. As of December 31, 2025 and 2024, the assets held in the Trust Account were in mutual funds.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the consolidated balance sheets, primarily due to their short-term nature.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its equity-linked financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging.” For derivative financial instruments that are classified as liabilities, the derivative instrument is initially recognized at fair value with subsequent changes in fair value recognized in the consolidated statements of operations each reporting period. The classification of derivative instruments, including whether such instruments should be classified as liabilities or as equity, is evaluated at the end of each reporting period.

The Company accounted for the Rights and warrants to be issued in connection with the Initial Public Offering and the Private Placement Warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that the Rights and warrants described above are not precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the instruments continue to be classified in equity.

The Company accounts for the Non-Redemption Agreements in accordance with the guidance contained in ASC 815. Such guidance provides that the Non-Redemption Agreements are classified as liabilities. As such, the non-redemption agreements derivative liability was recorded at its initial fair value on the date of issuance, and is adjusted at each balance sheet date thereafter. Changes in the estimated fair value of the non-redemption agreements derivative liability are recognized as a non-cash gain or loss on the consolidated statements of operations. The fair value of the derivative liability is discussed in Note 7.

Offering Costs Associated with the Initial Public Offering

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, and other costs incurred that were directly related to the Initial Public Offering. Upon completion of the Initial Public Offering, offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the warrants and Rights were charged to equity. Offering costs allocated to the Class A ordinary shares were charged against the carrying value of Class A ordinary shares subject to possible redemption upon the completion of the Initial Public Offering.

Class A Ordinary Shares Subject to Possible Redemption

Class A Ordinary Shares Subject to Possible Redemption

As discussed in Note 1, all of the 23,000,000 Class A ordinary shares sold as parts of the Units in the Initial Public Offering contain a redemption feature. In accordance with the ASC 480-10-S99-3A, “Classification and Measurement of Redeemable Securities”, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. The Company classified all of the Class A ordinary shares as redeemable. Immediately upon the closing of the Initial Public Offering, the Company recognized a charge against additional paid-in capital (to the extent available) and accumulated deficit for the difference between the initial carrying value of the Class A ordinary shares and the redemption value. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Such changes are reflected in retained earnings, or in the absence of retained earnings, in additional paid-in capital.

As discussed in Note 1, the Company held the Shareholder Meeting to, among other things, extend the time the Company has to complete a business combination from January 17, 2024, to October 17, 2025. In connection with the Shareholder Meeting, the Company’s shareholders holding 8,362,234 Class A ordinary shares exercised their right to redeem such shares for a pro-rata portion of the funds in the Trust Account, and as a result, $90,726,471 (approximately $10.85 per share) was redeemed from the Trust Account to pay such holders. Following the redemptions, the Company had 14,637,766 Class A ordinary shares (subject to possible redemption) outstanding.

Additionally, on November 13, 2024, the Company held an extraordinary general meeting of shareholders in lieu of an annual general meeting at which their shareholders approved an amendment to our Amended and Restated Memorandum and Articles of Association to change the date by which the Company must consummate a business combination from October 17, 2024 to October 17, 2025.

In connection with the vote to approve the Amendment at the extraordinary general meeting held on November 13, 2024, holders of 12,424,337 Class A ordinary shares exercised their right to redeem their Class A ordinary shares for cash at a redemption price of approximately $11.43 per share, for an aggregate redemption amount of approximately $142,085,423. As a result, approximately $25,135,029 remains in the Trust Account and 9,880,095 Class A ordinary shares remain outstanding.

As described in Note 1, the Sponsor issued an unsecured promissory note to the Company pursuant to which the Sponsor has agreed to make monthly deposits directly to the Company’s Trust Account of $150,000 per month. The maximum aggregate amount under the promissory note (“note”) will not exceed $3,150,000. As of December 31, 2025, $1,500,000 has been borrowed against the note and deposited into the trust account. The contributions received are reflected as accretion to redemption value in the table below.

On October 15, 2025, the Company held an extraordinary general meeting of shareholders in lieu of an annual general meeting at which their shareholders approved an amendment to our Amended and Restated Memorandum and Articles of Association to change the date by which the Company must consummate a business combination to July 17, 2026, or such earlier date as is determined by the Company’s board of directors, in its sole discretion, to be in the best interests of the Company, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account an amount determined by multiplying $0.01 by the number of public shares then outstanding for each one-month extension, up to a total of six months, starting on the 40th month from the closing of the Company’s initial public offering, unless the closing of the Company’s initial business combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination. In connection with the vote to approve the Amendment Proposal, holders of 151 Class A ordinary shares exercised their right to redeem their Class A ordinary shares for cash at a redemption price of approximately $11.93 per share, for an aggregate redemption amount of approximately $1,801.43. As a result, approximately $26,404,398.04 remained in the Trust Account and 2,213,278 Class A ordinary shares remained outstanding immediately following the Extension Meeting.

As of December 31, 2025, the amounts of Class A ordinary shares reflected on the consolidated balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption - December 31, 2023	$249,254,022
Less:
Redemption	(232,811,894)
Plus:
Waiver of deferred underwriting fees	8,050,000
Adjustment for accretion of Class A ordinary shares subject to possible redemption	(438,044)
Adjustment for Contributions under promissory note	1,500,000
Class A ordinary shares subject to possible redemption - December 31, 2024	$25,554,084
Less:
Redemption	(1,801)
Plus:
Adjustment for accretion of Class A ordinary shares subject to possible redemption	1,063,694
Class A ordinary shares subject to possible redemption - December 31, 2025	$26,615,977

Net (Loss) Income per Ordinary Share

Net (Loss) Income per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has three classes of shares, which are referred to as (i) Class A ordinary shares subject to possible redemption (consisting of 9,880,095 publicly held Class A ordinary shares); (ii) Class A ordinary shares not subject to redemption (consisting of 7,666,666 Class A ordinary shares held by the Sponsor and the Company’s independent directors); and (iii) Class B ordinary shares. Income and losses are shared pro rata between the three classes of shares. Any of the Company’s Class B ordinary shares that are converted into Class A ordinary shares on a one-for-one basis, herein after referred to as the “Converted Class A shares.”

Net (loss) income per ordinary share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the periods. Remeasurement associated with the redeemable Class A ordinary shares is excluded from net (loss) income per ordinary share as the redemption value approximates fair value. Therefore, the net (loss) income per ordinary share calculation allocates the (loss) income pro rata between Class A ordinary shares subject to possible redemption, Class A ordinary shares not subject to possible redemption, and Class B ordinary shares. The Company has not considered the effect of the exercise of the Public Warrants and Private Placement Warrants to purchase an aggregate of 24,850,000 Class A ordinary shares and the effect of the Rights to receive 2,300,000 Class A ordinary shares in the calculation of diluted (loss) income per ordinary share since the exercise of the warrants is contingent upon the occurrence of future events.

The following tables reflect the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	For The Year Ended December 31,
	2025			2024
	Class A	Class A		Class A	Class A
	(subject to	(not subject to		(subject to	(not subject to
	redemption)	redemption)	Class B	redemption)	redemption)	Class B
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(688,378)	$(2,384,372)	$—	$4,313,847	$2,327,882	$170,666
Denominator:
Basic and diluted weighted average ordinary shares outstanding	2,213,398	7,666,666	1	13,236,821	7,142,987	523,680
Basic and diluted net (loss) income per ordinary share	$(0.31)	$(0.31)	$(0.31)	$0.33	$0.33	$0.33

Income Taxes

Income Taxes

The Company follows the guidance for accounting for income taxes under FASB ASC 740, “Income Taxes.” FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2025 and 2024. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2025 and 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company has not been subject to income tax examinations by major taxing authorities since its inception.

There is currently no taxation imposed on income by the government of the Cayman Islands (“Cayman”). In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s consolidated financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements. As new accounting pronouncements are issued, the Company will adopt those that are applicable.